VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—4.5%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 2,780	$ 2,164
3.250%, 5/15/42	1,195	1,066
3.000%, 8/15/48	7,650	6,454
2.000%, 2/15/50	2,045	1,402
1.375%, 8/15/50	12,745	7,406
1.875%, 2/15/51	5,255	3,480
2.000%, 8/15/51	440	300
2.250%, 2/15/52	35	25
2.875%, 5/15/52	2,335	1,935
3.625%, 2/15/53	425	408
3.625%, 5/15/53	2,755	2,648
U.S. Treasury Notes 1.125%, 2/15/31	1,320	1,085
Total U.S. Government Securities (Identified Cost $37,158)		28,373

Municipal Bonds—1.4%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	510	357
University of California, Series B-A, Taxable 4.428%, 5/15/48	380	335
		692

Florida—0.3%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	2,115	2,084
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	450	416
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	70	55
New York—0.6%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	2,555	2,793
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	1,065	1,171
		3,964

Texas—0.2%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	530	424
State of Texas, General Obligation Taxable 3.211%, 4/1/44	180	146
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	585	453
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 160	$ 152
		1,175

Virginia—0.1%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	640	565
Total Municipal Bonds (Identified Cost $9,998)		8,951

Foreign Government Securities—0.5%
Bolivarian Republic of Venezuela
9.375%, 1/13/34(1)	130	10
RegS 8.250%, 10/13/24(1)(2)	40	3
RegS 7.650%, 4/21/25(1)(2)	320	26
Dominican Republic 144A 4.875%, 9/23/32(3)	820	698
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	540	507
Federative Republic of Brazil 6.000%, 10/20/33	620	612
Republic of Serbia 144A 6.500%, 9/26/33(3)	235	230
United Mexican States
2.659%, 5/24/31	645	535
6.350%, 2/9/35	695	729
Total Foreign Government Securities (Identified Cost $3,888)		3,350

Mortgage-Backed Securities—8.4%
Agency—1.0%
Federal Home Loan Mortgage Corporation
Pool #A46224 5.000%, 7/1/35	43	43
Pool #A62213 6.000%, 6/1/37	80	83
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	12	13
Pool #310041 6.500%, 5/1/37	76	81
Pool #735061 6.000%, 11/1/34	94	97
Pool #880117 5.500%, 4/1/36	3	3
Pool #909092 6.000%, 9/1/37	5	6
Pool #909175 5.500%, 4/1/38	53	54
Pool #909220 6.000%, 8/1/38	57	59
Pool #929625 5.500%, 6/1/38	69	71
See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #938574 5.500%, 9/1/36	$ 54	$ 55
Pool #972569 5.000%, 3/1/38	65	64
Pool #FS4438 5.000%, 11/1/52	1,883	1,847
Pool #MA4785 5.000%, 10/1/52	1,686	1,653
Pool #MA4805 4.500%, 11/1/52	1,075	1,034
Pool #MA5072 5.500%, 7/1/53	1,045	1,040
		6,203

Non-Agency—7.4%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(3)(4)	363	333
2021-A, A1 144A 1.065%, 9/25/65(3)(4)	415	362
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(3)	1,050	1,025
2015-SFR2, C 144A 4.691%, 10/17/52(3)	335	324
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(3)	530	490
2020-SFR2, C 144A 2.533%, 7/17/37(3)	750	693
2020-SFR2, D 144A 3.282%, 7/17/37(3)	770	718
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(3)(4)	371	340
2022-5, A1 144A 4.500%, 5/25/67(3)(4)	235	224
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(3)(4)	504	456
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(3)(4)	135	125
2019-2, A1 144A 3.347%, 4/25/49(3)(4)	754	696
2022-1, A1B 144A 3.269%, 12/25/56(3)(4)	670	580
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	525	513
BPR Trust 2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 2/15/29(3)(4)	920	903
BX Commercial Mortgage Trust 2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.108%, 2/15/39(3)(4)	246	234
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(3)(4)	1,379	1,146
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(3)	984	835
	Par Value	Value

Non-Agency—continued
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(3)(4)	$ 140	$ 125
2016-SH2, M2 144A 3.750%, 12/25/45(3)(4)	309	267
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(4)	115	105
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(3)(4)	769	705
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(3)(4)	290	274
COLT Mortgage Loan Trust 2022-5, A1 144A 4.550%, 4/25/67(3)(4)	1,053	1,012
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(3)	490	453
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(3)(4)	290	264
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(3)	295	247
2020-1, A1 144A 1.832%, 3/15/50(3)	205	194
2020-3, A 144A 1.358%, 8/15/53(3)	372	335
2020-4, A 144A 1.174%, 12/15/52(3)	474	427
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(3)(4)	333	316
2020-NQM1, A1 144A 1.208%, 5/25/65(3)(4)	73	65
2020-RPL4, A1 144A 2.000%, 1/25/60(3)(4)	279	240
2021-NQM1, A1 144A 0.809%, 5/25/65(3)(4)	123	102
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(3)(4)	35	32
2022-1, A1 144A 2.206%, 1/25/67(3)(4)	379	315
FirstKey Homes Trust
2020-SFR2, B 144A 1.567%, 10/19/37(3)	645	580
2021-SFR1, D 144A 2.189%, 8/17/38(3)	880	756
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(3)(4)	83	73
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(3)(4)	14	12
2018-1, A23 144A 3.500%, 11/25/57(3)(4)	331	295
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(3)(4)	23	21
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.993%, 2/15/38(3)(4)	1,080	922

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(4)	$ 565	$ 471
Hilton USA Trust 2016-SFP, B 144A 3.323%, 11/5/35(3)	500	441
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(3)(4)	306	304
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(3)(4)	1,111	923
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(3)(4)	590	590
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	656	638
JPMorgan Chase Mortgage Trust
2014-1, 2A12 144A 3.500%, 1/25/44(3)(4)	14	12
2014-2, 2A2 144A 3.500%, 6/25/29(3)(4)	14	14
2017-3, 2A2 144A 2.500%, 8/25/47(3)(4)	47	40
2017-4, A3 144A 3.500%, 11/25/48(3)(4)	111	101
2017-5, A1 144A 3.356%, 10/26/48(3)(4)	70	68
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.000%) 144A 6.261%, 12/15/37(3)(4)	652	631
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.800%) 144A 6.143%, 5/15/36(3)(4)	565	561
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(3)(4)	259	255
2021-RTL2, A1 144A 2.090%, 6/25/26(3)(4)	295	286
MetLife Securitization Trust 2017-1A, M1 144A 3.453%, 4/25/55(3)(4)	860	734
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(3)(4)	363	301
2019-1, M2 144A 3.500%, 10/25/69(3)(4)	509	439
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/28(3)	455	454
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C13, AS 4.266%, 11/15/46	275	271
2015-C22, AS 3.561%, 4/15/48	835	780
2015-C25, A4 3.372%, 10/15/48	590	561
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(3)(4)	154	143
2015-2A, A1 144A 3.750%, 8/25/55(3)(4)	97	89
2016-1A, A1 144A 3.750%, 3/25/56(3)(4)	45	41
	Par Value	Value

Non-Agency—continued
2016-3A, B1 144A 4.000%, 9/25/56(3)(4)	$ 330	$ 299
2016-4A, A1 144A 3.750%, 11/25/56(3)(4)	34	31
2016-4A, B1A 144A 4.500%, 11/25/56(3)(4)	463	432
2017-2A, A3 144A 4.000%, 3/25/57(3)(4)	70	66
2019-RPL2, M2 144A 3.750%, 2/25/59(3)(4)	660	562
2021-NQ2R, A1 144A 0.941%, 10/25/58(3)(4)	142	125
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(3)(4)	411	329
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(3)(4)	49	46
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 2.857%, 6/25/26(3)(4)	430	410
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(3)(4)	730	689
2021-3, A1 144A 1.867%, 4/25/26(3)(4)	361	336
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(3)(4)	531	499
Progress Residential Trust
2019-SFR3, B 144A 2.571%, 9/17/36(3)	460	440
2021-SFR2, D 144A 2.197%, 4/19/38(3)	940	824
2021-SFR3, D 144A 2.288%, 5/17/26(3)	450	394
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(3)(4)	224	190
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(3)(4)	244	206
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(3)(4)	32	32
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	59	55
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(3)(4)	54	52
Starwood Mortgage Residential Trust
2020-3, A1 144A 1.486%, 4/25/65(3)(4)	94	86
2021-3, A3 144A 1.518%, 6/25/56(3)(4)	159	126
Towd Point Mortgage Trust
2016-1, M1 144A 3.500%, 2/25/55(3)(4)	103	101
2016-3, M1 144A 3.500%, 4/25/56(3)(4)	1,075	1,054
2016-4, B1 144A 3.951%, 7/25/56(3)(4)	585	534
2017-1, M1 144A 3.750%, 10/25/56(3)(4)	185	173
2018-2, A2 144A 3.500%, 3/25/58(3)(4)	560	512
2018-6, A1B 144A 3.750%, 3/25/58(3)(4)	420	385

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2018-6, A2 144A 3.750%, 3/25/58(3)(4)	$ 1,270	$ 1,107
2019-1, A1 144A 3.750%, 3/25/58(3)(4)	357	334
2019-2, A2 144A 3.750%, 12/25/58(3)(4)	500	436
2019-4, A2 144A 3.250%, 10/25/59(3)(4)	650	558
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.750%, 5/25/58(3)(4)	215	211
2020-MH1, A2 144A 2.500%, 2/25/60(3)(4)	1,115	962
2021-1, A2 144A 2.750%, 11/25/61(3)(4)	1,265	1,010
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(3)	435	401
2020-SFR2, D 144A 2.281%, 11/17/39(3)	880	744
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(3)	515	458
TVC Mortgage Trust
2020-RTL1, A1 144A 3.474%, 9/25/24(3)	5	5
2020-RTL1, M 144A 5.193%, 9/25/24(3)(4)	510	504
VCAT LLC
2021-NPL2, A1 144A 2.115%, 3/27/51(3)(4)	221	208
2021-NPL3, A1 144A 1.743%, 5/25/51(3)(4)	240	222
2021-NPL4, A1 144A 1.868%, 8/25/51(3)(4)	492	456
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(3)(4)	280	243
2019-INV2, A1 144A 2.913%, 7/25/59(3)(4)	63	61
2022-4, A1 144A 4.474%, 4/25/67(3)(4)	412	393
2022-5, A1 144A 3.800%, 4/25/67(3)(4)	779	717
2022-7, A1 144A 5.152%, 7/25/67(3)(4)	645	621
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(3)	121	107
2021-1R, A1 144A 1.280%, 5/25/56(3)	211	191
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	675	640
		46,859

Total Mortgage-Backed Securities (Identified Cost $57,940)		53,062

	Par Value	Value

Asset-Backed Securities—3.9%
Automobiles—2.2%
American Credit Acceptance Receivables Trust 2021-2, C 144A 0.970%, 7/13/27(3)	$ 388	$ 383
AmeriCredit Automobile Receivables Trust 2020-3, C 1.060%, 8/18/26	1,245	1,172
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(3)	47	47
2019-3A, D 144A 3.040%, 4/15/25(3)	189	187
2020-P1, B 0.920%, 11/9/26	775	702
2021-N3, D 1.580%, 6/12/28	585	546
CIG Auto Receivables Trust 2020-1A, E 144A 4.430%, 2/12/27(3)	545	542
Credit Acceptance Auto Loan Trust
2020-3A, B 144A 1.770%, 12/17/29(3)	540	527
2022-1A, A 144A 4.600%, 6/15/32(3)	595	578
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(3)	871	855
Exeter Automobile Receivables Trust 2019-1A, D 144A 4.130%, 12/16/24(3)	10	10
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(3)	535	530
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(3)	790	750
2022-1A, C 144A 3.130%, 5/15/28(3)	685	641
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(3)	540	521
2020-4, C 144A 1.280%, 2/16/27(3)	965	929
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(3)	545	508
GLS Auto Receivables Issuer Trust 2020-4A, C 144A 1.140%, 11/17/25(3)	386	381
LAD Auto Receivables Trust 2021-1A, D 144A 3.990%, 11/15/29(3)	710	645
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(3)	504	489
Oscar US Funding XII LLC 2021-1A, A4 144A 1.000%, 4/10/28(3)	550	505
Santander Drive Auto Receivables Trust
2020-4, C 1.010%, 1/15/26	204	203
2021-3, C 0.950%, 9/15/27	871	853
2022-7, A2 5.810%, 1/15/26	388	388
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(3)	651	646

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2023-1A, C 144A 5.740%, 8/15/28(3)	$ 650	$ 641
		14,179

Consumer Loans—0.1%
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(3)	528	525
SoFi Consumer Loan Program Trust 2022-1S, A 144A 6.210%, 4/15/31(3)	220	220
		745

Credit Card—0.1%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(3)	730	683
Other—1.5%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(3)	520	519
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(3)	500	492
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(3)	10	10
2019-A, C 144A 4.010%, 7/16/40(3)	635	559
2020-AA, B 144A 2.790%, 7/17/46(3)	755	656
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(3)	807	711
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(3)	93	91
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(3)	400	374
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(3)	420	358
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(3)	382	343
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(3)	423	417
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(3)	202	184
Foundation Finance Trust 2021-1A, A 144A 1.270%, 5/15/41(3)	312	274
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(3)	516	473
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(3)	555	534
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(3)	410	374
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(3)	604	510
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(3)	586	499
NMEF Funding LLC 2022-A, B 144A 3.350%, 10/16/28(3)	525	497
	Par Value	Value

Other—continued
Octane Receivables Trust 2020-1A, A 144A 1.710%, 2/20/25(3)	$ 20	$ 20
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(3)	158	150
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(3)	145	125
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(3)	606	598
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(3)	322	283
Westgate Resorts LLC 2020-1A, A 144A 2.713%, 3/20/34(3)	192	187
		9,238

Total Asset-Backed Securities (Identified Cost $26,332)		24,845

Corporate Bonds and Notes—11.1%
Communication Services—0.4%
CCO Holdings LLC
144A 6.375%, 9/1/29(3)	54	51
144A 4.750%, 3/1/30(3)	250	214
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(3)	555	357
Sprint Capital Corp. 8.750%, 3/15/32	340	411
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(3)	175	173
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(3)	460	391
T-Mobile USA, Inc. 5.050%, 7/15/33	216	212
Vodafone Group plc 5.625%, 2/10/53	495	485
		2,294

Consumer Discretionary—0.4%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(3)	255	247
Churchill Downs, Inc. 144A 6.750%, 5/1/31(3)	255	252
Clarios Global LP 144A 6.750%, 5/15/28(3)	45	45
Ford Motor Co. 3.250%, 2/12/32	406	319
MDC Holdings, Inc. 3.966%, 8/6/61	350	209
Newell Brands, Inc. 6.375%, 9/15/27	330	316
PulteGroup, Inc. 6.375%, 5/15/33	780	807
Scientific Games International, Inc. 144A 7.000%, 5/15/28(3)	290	288
		2,483

Consumer Staples—0.4%
Bacardi Ltd. 144A 5.400%, 6/15/33(3)	455	451

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
BAT Capital Corp. 7.750%, 10/19/32	$ 600	$ 660
Central American Bottling Corp. 144A 5.250%, 4/27/29(3)	225	208
Church & Dwight Co., Inc. 5.000%, 6/15/52	585	578
Pilgrim’s Pride Corp. 6.250%, 7/1/33	523	507
		2,404

Energy—1.3%
Aker BP ASA 144A 2.000%, 7/15/26(3)	364	327
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	400	400
BP Capital Markets plc 4.875% (5)	600	545
Civitas Resources, Inc. 144A 8.750%, 7/1/31(3)	210	213
CrownRock LP 144A 5.000%, 5/1/29(3)	270	253
DT Midstream, Inc. 144A 4.125%, 6/15/29(3)	360	316
Ecopetrol S.A. 8.875%, 1/13/33	425	419
Enbridge, Inc. 7.625%, 1/15/83	620	623
Enerflex Ltd. 144A 9.000%, 10/15/27(3)	205	200
Energy Transfer LP Series H 6.500% (5)	515	468
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(3)	785	624
Genesis Energy LP 8.875%, 4/15/30	220	215
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	445	494
Occidental Petroleum Corp. 6.125%, 1/1/31	300	305
Odebrecht Oil & Gas Finance Ltd. 144A 0.000% (3)(5)	25	—(6)
Parsley Energy LLC 144A 4.125%, 2/15/28(3)	330	306
Pertamina Persero PT 144A 6.450%, 5/30/44(3)	980	1,023
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(7)	255	9
Petroleos Mexicanos 7.690%, 1/23/50	560	377
Reliance Industries Ltd. 144A 2.875%, 1/12/32(3)	695	579
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(3)	305	266
		7,962

Financials—3.7%
Allstate Corp. (The) Series B 5.750%, 8/15/53	565	556
Ascot Group Ltd. 144A 4.250%, 12/15/30(3)	745	572
	Par Value	Value

Financials—continued
Banco Mercantil del Norte S.A. 144A 6.625% (3)(5)	$ 620	$ 476
Bank of America Corp.
2.687%, 4/22/32	1,725	1,430
2.482%, 9/21/36	750	574
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	710	690
Barclays plc 7.437%, 11/2/33	530	573
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(3)	540	470
Blackstone Private Credit Fund 2.625%, 12/15/26	313	266
Blue Owl Finance LLC 144A 3.125%, 6/10/31(3)	555	422
Brighthouse Financial, Inc. 5.625%, 5/15/30	223	215
Brookfield Finance, Inc. 2.724%, 4/15/31	1,200	983
Capital One Financial Corp. 2.359%, 7/29/32	878	620
Charles Schwab Corp. (The) Series H 4.000% (5)	535	390
Citadel LP 144A 4.875%, 1/15/27(3)	460	440
Citigroup, Inc.
6.270%, 11/17/33	690	732
6.174%, 5/25/34	379	382
Citizens Bank N.A. 2.250%, 4/28/25	375	339
Corebridge Financial, Inc. 6.875%, 12/15/52	565	542
Discover Financial Services 6.700%, 11/29/32	276	284
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(3)	770	688
Fifth Third Bancorp 4.337%, 4/25/33	355	313
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(3)	197	198
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	365	287
3.102%, 2/24/33	630	532
6.450%, 5/1/36	200	209
Huntington Bancshares, Inc. 2.550%, 2/4/30	405	324
JPMorgan Chase & Co.
5.717%, 9/14/33	495	502
(SOFR + 1.180%) 6.270%, 2/24/28(4)	530	533
1.953%, 2/4/32	1,445	1,151
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(3)	420	365
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(3)	525	413
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	488	313
MetLife, Inc. Series G 3.850% (5)	350	323
Morgan Stanley
6.342%, 10/18/33	215	229
5.250%, 4/21/34	165	163

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
5.948%, 1/19/38	$ 249	$ 246
6.375%, 7/24/42	580	647
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	319	309
OneMain Finance Corp. 6.875%, 3/15/25	285	282
OWL Rock Core Income Corp. 4.700%, 2/8/27	384	348
Prudential Financial, Inc.
5.125%, 3/1/52	179	162
6.000%, 9/1/52	104	99
6.750%, 3/1/53	430	433
State Street Corp.
4.164%, 8/4/33	590	546
4.821%, 1/26/34	188	183
Synchrony Financial
4.875%, 6/13/25	90	86
3.700%, 8/4/26	134	120
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	805	584
Toronto-Dominion Bank (The) 8.125%, 10/31/82	550	559
Wells Fargo & Co. Series BB 3.900% (5)	795	700
Zions Bancorp NA 3.250%, 10/29/29	405	297
		23,100

Health Care—1.1%
AdaptHealth LLC 144A 5.125%, 3/1/30(3)	385	312
Amgen, Inc.
5.250%, 3/2/33	244	244
5.650%, 3/2/53	187	189
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(3)	155	95
Bio-Rad Laboratories, Inc.
3.300%, 3/15/27	376	350
3.700%, 3/15/32	119	105
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(3)(8)	495	401
CVS Health Corp. 5.875%, 6/1/53	543	557
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	605	523
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	555	570
HCA, Inc.
5.500%, 6/1/33	315	314
5.250%, 6/15/49	415	375
Illumina, Inc. 2.550%, 3/23/31	370	305
IQVIA, Inc. 144A 5.700%, 5/15/28(3)	400	396
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(3)(9)	185	137
Royalty Pharma plc
2.150%, 9/2/31	265	208
3.350%, 9/2/51	330	213
	Par Value	Value

Health Care—continued
Universal Health Services, Inc. 2.650%, 1/15/32	$ 685	$ 540
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	315	299
Viatris, Inc.
2.300%, 6/22/27	361	315
144A 2.300%, 6/22/27(3)	1	—(6)
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	585	511
		6,959

Industrials—1.1%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(3)	760	730
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	350	309
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(3)	565	528
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(3)	505	442
Boeing Co. (The) 5.930%, 5/1/60	370	366
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(3)	582	480
CoStar Group, Inc. 144A 2.800%, 7/15/30(3)	630	520
Ferguson Finance plc 144A 4.650%, 4/20/32(3)	730	688
Fortress Transportation & Infrastructure Investors LLC 144A 6.500%, 10/1/25(3)	24	24
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	778	653
Regal Rexnord Corp. 144A 6.400%, 4/15/33(3)	579	579
Science Applications International Corp. 144A 4.875%, 4/1/28(3)	440	409
Sempra Global 144A 3.250%, 1/15/32(3)	729	585
TransDigm, Inc. 5.500%, 11/15/27	260	245
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	277	282
		6,840

Information Technology—0.8%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(3)	285	258
144A 4.000%, 7/1/29(3)	320	287
Broadcom, Inc. 4.150%, 11/15/30	532	489
CDW LLC 3.569%, 12/1/31	734	619
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(3)	320	274
Dell International LLC 8.100%, 7/15/36	594	695
Kyndryl Holdings, Inc. 2.700%, 10/15/28	433	352

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Leidos, Inc. 2.300%, 2/15/31	$ 800	$ 630
Motorola Solutions, Inc. 4.600%, 5/23/29	265	257
Oracle Corp.
6.250%, 11/9/32	385	409
5.550%, 2/6/53	247	239
3.850%, 4/1/60	140	99
TD SYNNEX Corp. 2.375%, 8/9/28	515	422
		5,030

Materials—0.4%
ArcelorMittal S.A. 6.800%, 11/29/32	550	565
Bayport Polymers LLC 144A 5.140%, 4/14/32(3)	580	518
Celanese U.S. Holdings LLC 5.900%, 7/5/24	185	185
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(3)	495	471
Glencore Funding LLC 144A 2.850%, 4/27/31(3)	505	417
Knife River Corp. 144A 7.750%, 5/1/31(3)	50	51
Teck Resources Ltd. 6.125%, 10/1/35	540	543
		2,750

Real Estate—0.8%
EPR Properties 4.750%, 12/15/26	520	473
GLP Capital LP
5.750%, 6/1/28	655	641
3.250%, 1/15/32	72	58
Kite Realty Group Trust 4.750%, 9/15/30	550	494
MPT Operating Partnership LP
4.625%, 8/1/29	115	87
3.500%, 3/15/31	450	310
Office Properties Income Trust 4.500%, 2/1/25	383	331
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(3)	870	685
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	760	563
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	465
Service Properties Trust 4.950%, 2/15/27	375	321
VICI Properties LP
4.950%, 2/15/30	350	328
5.125%, 5/15/32	350	327
		5,083

	Par Value	Value

Utilities—0.7%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(3)	$ 805	$ 754
CMS Energy Corp. 4.750%, 6/1/50	480	413
Electricite de France S.A. 144A 6.900%, 5/23/53(3)	425	440
Enel Finance International N.V. 144A 7.500%, 10/14/32(3)	400	443
Exelon Corp. 5.600%, 3/15/53	495	499
NRG Energy, Inc. 144A 7.000%, 3/15/33(3)	433	437
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(3)	210	200
Puget Energy, Inc.
2.379%, 6/15/28	453	391
4.224%, 3/15/32	315	283
Southern Co. (The) Series 21-A 3.750%, 9/15/51	719	612
Vistra Corp. 144A 8.000% (3)(5)	255	238
		4,710

Total Corporate Bonds and Notes (Identified Cost $76,620)		69,615

Leveraged Loans—2.1%
Aerospace—0.2%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	317	311
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27(4)	211	220
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	192	199
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	392	392
		1,122

Chemicals—0.2%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	470	468
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	424	407
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(4)(10)	275	270
		1,145

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.470% - 7.600%, 2/11/28(4)	244	242

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.750%, 12/21/28(4)	$ 246	$ 241
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	274	273
		514

Financials—0.0%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	213	211
Food / Tobacco—0.2%
Aramark Services, Inc. Tranche B-6 (1 month Term SOFR + 2.614%) 7.717%, 6/22/30(4)	227	227
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	105	101
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR - Term SOFR + 2.250%) 7.452%, 1/29/27(4)	419	416
Hostess Brands LLC
2019, Tranche B (3 month LIBOR + 2.250%) 7.523%, 8/3/25(4)	269	268
Tranche B (3 month Term SOFR + 2.500%) 7.742%, 6/21/30(4)	110	110
		1,122

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.972%, 7/1/26(4)	441	441
Gaming / Leisure—0.2%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(4)	120	119
Entain plc Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 10/31/29(4)(10)	35	35
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.939%, 6/22/26(4)	245	245
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(4)	134	133
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.450%, 2/8/27(4)	238	237
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	235	235
		1,004

Health Care—0.2%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(4)	262	261
	Par Value	Value

Health Care—continued
CHG Healthcare Services, Inc. First Lien (3 month LIBOR + 3.250%) 0.000%, 9/29/28(4)(10)	$ 210	$ 208
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	220	204
Medline Borrower LP (1 month Term SOFR + 3.250%) 8.352%, 10/23/28(4)	438	432
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.452%, 4/20/29(4)	342	339
		1,444

Housing—0.0%
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.692%, 9/22/28(4)	242	241
Information Technology—0.3%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	388	388
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 9/21/28(4)	246	245
CDK Global, Inc. (3 month LIBOR + 2.000%) 0.000%, 7/6/29(4)(10)	414	413
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(4)	214	215
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(4)	240	237
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	363	363
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	244	239
		2,100

Manufacturing—0.1%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(4)	246	245
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(4)	244	244
		489

Media / Telecom - Broadcasting—0.0%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.717%, 9/18/26(4)	145	145
Media / Telecom - Cable/Wireless Video—0.1%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	424	414

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Media / Telecom - Wireless Communications—0.0%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.950%, 4/11/25(4)	$ 356	$ 356
Service—0.2%
BrightView Landscapes LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/20/29(4)(10)	429	422
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(4)	233	233
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	246	243
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(4)	206	202
		1,100

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	375	374
Utilities—0.1%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(4)	667	665
Total Leveraged Loans (Identified Cost $13,126)		13,129

	Shares
Preferred Stocks—0.3%
Financials—0.2%
JPMorgan Chase & Co. Series HH, 4.600%	304(11)	283
MetLife, Inc. Series D, 5.875%(8)	277(11)	255
Truist Financial Corp. Series Q, 5.100%	460(11)	398
Zions Bancorp NA, 6.950%	6,400	156
		1,092

Industrials—0.1%
General Electric Co. Series D (3 month LIBOR + 3.330%), 8.882%(4)	438(11)	438
Total Preferred Stocks (Identified Cost $1,598)		1,530

Common Stocks—66.0%
Communication Services—5.5%
Adevinta ASA Class B(12)	199,477	1,308
Auto Trader Group plc	677,940	5,255
Baltic Classifieds Group plc	2,490,365	5,820
CTS Eventim AG & Co. KGaA	23,872	1,507
Dayamitra Telekomunikasi PT	64,540,000	2,863
Infrastrutture Wireless Italiane SpA	115,391	1,521
New Work SE	15,527	2,094
Rightmove plc	660,295	4,387
	Shares	Value

Communication Services—continued
Trade Desk, Inc. (The) Class A(12)	131,536	$ 10,157
		34,912

Consumer Discretionary—10.8%
Airbnb, Inc. Class A(12)	47,734	6,118
Allegro.eu S.A.(12)	376,682	2,965
Amazon.com, Inc.(12)	126,821	16,532
AutoZone, Inc.(12)	2,009	5,009
Home Depot, Inc. (The)	18,190	5,650
Marriott International, Inc. Class A	45,245	8,311
Max Stock Ltd.	486,865	1,001
MercadoLibre, Inc.(12)	4,252	5,037
Mercari, Inc.(12)	90,100	2,121
NIKE, Inc. Class B	78,582	8,673
Ross Stores, Inc.	50,928	5,710
Victorian Plumbing Group plc	1,405,019	1,187
		68,314

Consumer Staples—3.7%
Anhui Gujing Distillery Co., Ltd. Class B	82,400	1,421
Estee Lauder Cos., Inc. (The) Class A	23,195	4,555
Heineken Malaysia Bhd	381,700	2,136
McCormick & Co., Inc. Non-voting Shares	57,423	5,009
Monster Beverage Corp.(12)	126,734	7,279
PepsiCo, Inc.	14,798	2,741
		23,141

Energy—1.9%
Devon Energy Corp.	37,295	1,803
Hess Corp.	23,237	3,159
Pason Systems, Inc.	128,648	1,116
Pioneer Natural Resources Co.	15,548	3,221
Schlumberger N.V.	49,201	2,417
		11,716

Financials—8.9%
AJ Bell plc	472,332	1,926
Bank of America Corp.	96,058	2,756
Block, Inc. Class A(12)	68,980	4,592
FinecoBank Banca Fineco SpA	214,248	2,879
Gruppo MutuiOnline SpA(12)	95,662	3,220
Hargreaves Lansdown plc	142,299	1,474
Hypoport SE(12)	12,452	2,273
MarketAxess Holdings, Inc.	7,442	1,945
Mortgage Advice Bureau Holdings Ltd.	321,863	2,412
Nordnet AB publ	66,366	888
Progressive Corp. (The)	51,681	6,841
S&P Global, Inc.	12,546	5,030
Visa, Inc. Class A	82,958	19,701
VNV Global AB(12)	169,419	314
		56,251

Health Care—6.0%
Danaher Corp.	27,743	6,658
Eli Lilly & Co.	14,323	6,717
Haw Par Corp., Ltd.	547,500	3,790
HealthEquity, Inc.(12)	38,817	2,451
IDEXX Laboratories, Inc.(12)	6,918	3,474

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Health Care—continued
Mettler-Toledo International, Inc.(12)	2,312	$ 3,033
Nakanishi, Inc.	42,700	946
Zoetis, Inc. Class A	62,303	10,729
		37,798

Industrials—10.7%
Boa Vista Servicos S.A.	2,022,570	3,341
CAE, Inc.(12)	117,106	2,621
CoStar Group, Inc.(12)	98,239	8,743
Enento Group Oyj(12)	65,677	1,509
Equifax, Inc.	24,741	5,822
Fair Isaac Corp.(12)	10,443	8,451
Haitian International Holdings Ltd.	1,034,337	2,426
Howden Joinery Group plc	322,871	2,634
Knorr-Bremse AG	44,447	3,394
Meitec Corp.	145,600	2,512
MTU Aero Engines AG	13,411	3,474
Paycom Software, Inc.	39,859	12,804
S-1 Corp.	67,673	2,746
Uber Technologies, Inc.(12)	164,947	7,121
		67,598

Information Technology—16.5%
Accenture plc Class A	23,142	7,141
Alten S.A.	18,024	2,838
Amphenol Corp. Class A	143,215	12,166
BILL Holdings, Inc.(12)	59,175	6,915
Bouvet ASA	424,107	2,564
Brockhaus Technologies AG(12)	47,334	1,234
Cadence Design Systems, Inc.(12)	14,175	3,324
FDM Group Holdings plc	270,580	1,928
MongoDB, Inc. Class A(12)	22,345	9,184
NVIDIA Corp.	71,784	30,366
Roper Technologies, Inc.	16,010	7,698
Shopify, Inc. Class A(12)	50,273	3,248
Snowflake, Inc. Class A(12)	34,858	6,134
Workday, Inc. Class A(12)	41,118	9,288
		104,028

Materials—1.4%
Corp. Moctezuma SAB de C.V.	721,710	2,551
Ecolab, Inc.	32,219	6,015
		8,566

Real Estate—0.6%
Prologis, Inc.	31,867	3,908
Total Common Stocks (Identified Cost $268,729)		416,232

	Shares	Value

Warrant—0.0%
Financials—0.0%
VNV Global AB, 08/10/23(12)	88,478	$ —(6)
Total Warrant (Identified Cost $—)		—(6)

Total Long-Term Investments—98.2% (Identified Cost $495,389)		619,087

Securities Lending Collateral—0.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(13)(14)	416,220	416
Total Securities Lending Collateral (Identified Cost $416)		416

TOTAL INVESTMENTS—98.3% (Identified Cost $495,805)		$619,503
Other assets and liabilities, net—1.7%		11,009
NET ASSETS—100.0%		$630,512

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security in default; no interest payments are being received.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $88,079 or 14.0% of net assets.
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	Amount is less than $500 (not in thousands).
(7)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(8)	All or a portion of security is on loan.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.

See Notes to Schedule of Investments

VIRTUS Tactical Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
(10)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Non-income producing.
(13)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(14)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	81%
United Kingdom	5
Germany	2
Brazil	2
Canada	1
Italy	1
Japan	1
Other	7
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$24,845	$—	$24,845	$—
Corporate Bonds and Notes	69,615	—	69,615	—(1)
Foreign Government Securities	3,350	—	3,350	—
Leveraged Loans	13,129	—	13,129	—
Mortgage-Backed Securities	53,062	—	53,062	—
Municipal Bonds	8,951	—	8,951	—
U.S. Government Securities	28,373	—	28,373	—
Equity Securities:
Common Stocks	416,232	395,271	20,961	—
Preferred Stocks	1,530	156	1,374	—
Warrant	—(1)	—(1)	—	—
Securities Lending Collateral	416	416	—	—
Total Investments	$619,503	$395,843	$223,660	$—(1)

(1)	Amount is less than $500 (not in thousands).
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2023.
See Notes to Schedule of Investments

VIRTUS TACTICAL ALLOCATION FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.